INVENTORY AND DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY AND DEPOSITS

NOTE 3 - INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	June 30, 2021 (unaudited)	December 31, 2020 (audited)

Inventory - Finished goods	$761,875	$681,709
Inventory deposits	-	141,164
	761,875	822,873
Less: Reserve for excess and obsolete	-	-
Net inventory and deposits	$761,875	$822,873

Note 3- INVENTORY AND DEPOSITS

Inventory and deposits includes the following:

	December 31, 2020	December 31, 2019

Inventory - Finished goods	$681,709	$805,845
Inventory deposits	141,164	91,641
	822,873	897,486
Less: Reserve for excess and obsolete	-	-
Net inventory and deposits	$822,873	$897,486